Average Annual Total Returns - DWS High Income Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	INST Class ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	INST Class ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	INST Class ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jan. 26, 1978	1.17%	6.46%	5.56%	(0.76%)	4.21%	3.16%	0.61%	3.94%	3.22%	Jun. 05, 2017	3.27%	6.88%	5.73%	May 31, 1994	5.11%	6.65%	5.25%	May 01, 2012	5.60%	7.07%	5.68%	Aug. 19, 2002	6.18%	7.74%	6.33%	6.07%	8.42%	6.61%